Trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	€ 418,294	€ 386,843	€ 392,948
Trading derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	7,837,818	6,463,470	5,470,797
Market value	5,739	2,111	726
Trading derivatives | Forward rate agreements
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	829,913	100,579	147,603
Market value	3	22	(11)
Trading derivatives | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	5,381,966	4,844,043	3,920,945
Market value	5,514	2,387	1,931
Trading derivatives | Options, futures and other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	398,519	495,994	508,723
Market value	(51)	(1,261)	(228)
Trading derivatives | Credit default swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	22,462	16,185	13,571
Market value	(86)	(6)	436
Trading derivatives | Foreign currency purchases and sales
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	471,955	384,024	329,781
Market value	33	423	(664)
Trading derivatives | Foreign currency options
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	77,934	54,967	49,680
Market value	288	150	(114)
Trading derivatives | Currency swap contract
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	586,405	496,441	430,644
Market value	(581)	(245)	(1,293)
Trading derivatives | Securities and commodities derivatives and other
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	68,664	71,237	69,850
Market value	€ 619	€ 641	€ 669